Significant Accounting Policies and Recent Accounting Pronouncements (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	May 09, 2019
Patent costs - net	$ 3,342,000	$ 3,780,000
Amortization expense of patent costs	370,000	385,000
Adjustment to general and administrative expenses, patent	4,000	2,000
Patent write off	154,000	163,000
Research and development expenses	4,343,000	$ 11,368,000
FDIC insured limit above amount	$ 300,000
Treasury Stock value	228,128	0
Treasury Stock, at cost (0 shares and 262,080 shares as of June 30, 2018 and 2017, respectively)	$ (91,000)
Maximum [Member] | Patents [Member]
Intangible assets amortization period	17 years
Maximum [Member] | Patents [Member] | IntangibleAssets [Member]
Intangible assets amortization period	17 years
Minimum [Member] | Patents [Member]
Intangible assets amortization period	12 years
Minimum [Member] | Patents [Member] | IntangibleAssets [Member]
Intangible assets amortization period	12 years